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<FILENAME>vantis 13F 1Q 2003.txt
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                            UNITED STATES
	            SECURITIES AND EXCHANGE COMMISSION
	                 WASHINGTON, D.C.  20549

	                      FORM 13F

	                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
						-----------------

Check here if Amendment [  ]; Amendment Number:
						------------------------
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Vantis Capital Management LLC
		-----------------------------------------------------
Address: 	725 S. Figueroa Street, Suite 900
		-----------------------------------------------------
		Los Angeles, CA  90017
		-----------------------------------------------------


13F File Number:  28-10036
		     --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Erick Penarrieta
	-------------------------------------------------
Title:	Controller
	-------------------------------------------------
Phone:	(213) 817-2209
	-------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Erick Penarrieta    		Los Angeles, CA     	8/11/03
-----------------------			----------------	-----------
	[Signature]			[City, State]		   [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	13F File Number		Name

	28-
	   --------------	-----------------------
	[Repeat as necessary.]

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	                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0
					------------------

Form 13F Information Table Entry Total:	47
					------------------

Form 13F Information Table Value Total:	307,475
					------------------
						(thousands)


List of Other Included Managers:	NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.		13F File Number		Name

			28-
	-----		   --------------	-------------------

	[Repeat as necessary.]

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
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  COLUMN 1        	           COLUMN 2    COLUMN 3  COLUMN 4  COLUMN 5     COLUMN 6
-----------------------------------------------------------------------------------------
	                                          	  VALUE   SHRS OR      INVESTMENT
NAME OF ISSUER          	TITLE OF CLASS   CUSIP   (x$1000) PRN AMT      DISCRETION
-----------------------------------------------------------------------------------------

ALLSTATE CORP 		             COM     020002101    5,044    141,500      141,500

APPLERA CORP 		             COM     038020103    1,121    141,500       58,900

BARRICK GOLD CORP	             COM     067901108    5,315    296,950      296,950

BEAR STEARNS COS INC                 COM     073902108   10,856    149,900      149,900

BOSTON SCIENTIFIC CORP               COM     101137107    3,984     65,200       65,200

CAMPBELL SOUP CO		     COM     134429109    4,080    166,550      166,550

CENDANT CORP			     COM     151313103    1,019     55,600	 55,600

CITIGROUP CORP			     COM     172967101    5,909    138,078	138,078

COCA COLA CO			     COM     191216100    8,518    183,550	183,550

COMCAST CORP			     COM     20030N101    4,877    161,600	161,600

COMPUWARE CORP			     COM     205638109      848    148,300	148,300

DOLLAR TREE STORES INC		     COM     256747106    6,372    200,570	200,570

GAP INC				     COM     364760108    8,067    430,005	430,005

GENZYME CORP	                     COM     372917104    2,733     65,300       65,300

GILEAD SCIENCES INC		     COM     375558103    3,072     55,300	 55,300

GLAXOSMITHKLINE PLC A		     COM     37733W105    5,167    127,450	127,450

GOLDMAN SACH GROUP INC		     COM     38141G104    1,642     19,600	 19,600

GUIDANT CORP			     COM     401698105    2,029     45,700	 45,700

INCO LTD			     COM     453258402    2,429    114,920	114,920

INVESTORS FINL SVCS CORP	     COM     461915100      946     32,600	 32,600

LAMAR ADVERTISING CO		     COM     512815101    4,288    120,800	120,800

MBIA INC			     COM     55262C100    6,357    130,400	130,400

MCDATA CORP CL-A		     COM     580031201      863     58,900	 58,900

MCDONALDS CORP			     COM     580135101    9,542    432,550	432,550

MEDIMMUNE INC			     COM     584699102    7,361    202,380	202,380

METLIFE	INC			     COM     59156R108    5,227    184,575	184,575

MICROCHIP TECH INC		     COM     595017104    2,586    104,500	104,500

MICROSOFT CORP			     COM     594918104   13,749    536,250	536,250

MONTPELIER RE HOLD LTD		     COM     G62185106    1,236     39,100	 39,100

NASDAQ 100 SHARES 		     COM     631100104   20,564    686,600	686,600

NEWMONT MNG CORP		     COM     651639106    8,436    494,785	494,785

OFFICEMAX INC			     COM     67622M108      591     90,200	 90,200

PFIZER INC                           COM     717081103    9,442    276,505      276,505

PROCTOR & GAMBLE COMP		     COM     742718109    4,632     51,945	 51,945

RETAIL HOLDERS TRUST                 COM     76127U101    7,958     98,000       98,000

REGAL ENTERTAINMENT GROUP - A	     COM     758766109    4,137    175,468	175,468

ROYAL GOLD INC COM             	     COM     780287108    1,037     48,400       48,400

S & P DEPOSITORY RECEIPTS TR      ETF'S - US 78462F103   86,188    882,800      882,800

TEVA PHARMACEUTICAL INC              COM     881624209    6,273    110,260      110,260

TOO INC COM                          COM     890333107      399     19,700       19,700

TYCO INTERNATIONAL LTD COM           COM     902124106    2,166    114,100      114,100

UNUMPROVIDENT CORP                   COM     91529Y106    2,116    157,800      157,800

UTSTARCOM INC COM                    COM     918076100    4,651    130,500      130,500

VIACOM INC CL B                      COM     925524308    2,563     58,700       58,700

VODAFONE GROUP PLC                  ADRS     92857W100    2,692    137,000      137,000

WATERS CORP                          COM     941848103    4,272    146,650      146,650

WHOLE FOODS MKT INC                  COM     966837106    4,121     86,710       86,710


Column Totals						307,475

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  COLUMN 1        	                COLUMN 7         	   COLUMN 8
-----------------------------------------------------------------------------------------------
	                                 OTHER        	        VOTING AUTHORITY
NAME OF ISSUER          	  	MANAGERS 	     SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------


ALLSTATE CORP 		             			    	141,500

APPLERA CORP 		            			         58,900

BARRICK GOLD CORP	             			        296,950

BEAR STEARNS COS INC                			        149,900

BOSTON SCIENTIFIC CORP               			         65,200

CAMPBELL SOUP CO		     			        166,550

CENDANT CORP			    	 			 55,600

CITIGROUP CORP			     				138,078

COCA COLA CO			     				183,550

COMCAST CORP			     				161,600

COMPUWARE CORP			     				148,300

DOLLAR TREE STORES INC		     				200,570

GAP INC				     				430,005

GENZYME CORP	                            			 65,300

GILEAD SCIENCES INC		     	 			 55,300

GLAXOSMITHKLINE PLC A		     				127,450

GOLDMAN SACH GROUP INC		     				 19,600

GUIDANT CORP			     				 45,700

INCO LTD			     				114,920

INVESTORS FINL SVCS CORP	     				 32,600

LAMAR ADVERTISING CO		     				120,800

MBIA INC			     				130,400

MCDATA CORP CL-A		     				 58,900

MCDONALDS CORP			     				432,550

MEDIMMUNE INC			     				202,380

METLIFE	INC			     				184,575

MICROCHIP TECH INC		     				104,500

MICROSOFT CORP			    				536,250

MONTPELIER RE HOLD LTD		     				 39,100

NASDAQ 100 SHARES 		     				686,600

NEWMONT MNG CORP		    				494,785

OFFICEMAX INC			     				 90,200

PFIZER INC                                 			276,505

PROCTOR & GAMBLE COMP		     	 			51,945

RETAIL HOLDERS TRUST                       			 98,000

REGAL ENTERTAINMENT GROUP - A	     				175,468

ROYAL GOLD INC COM             	         			 48,400

S & P DEPOSITORY RECEIPTS TR           				882,800

TEVA PHARMACEUTICAL INC                  			110,260

TOO INC COM                             			 19,700

TYCO INTERNATIONAL LTD COM                			114,100

UNUMPROVIDENT CORP                      			157,800

UTSTARCOM INC COM                          			130,500

VIACOM INC CL B                            			 58,700

VODAFONE GROUP PLC                        			137,000

WATERS CORP                               			146,650

WHOLE FOODS MKT INC                      			 86,710



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